Revenues (Detail Textuals) - USD ($)	3 Months Ended		12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Aug. 31, 2020	Aug. 31, 2019
Disaggregation of Revenue [Line Items]
Revenue	$ 295,656	$ 10,332	$ 384,543	$ 222,610
Deferred revenue	35,500		44,255
Income from ongoing operations	295,656	10,332	384,543	222,610
Net cash from discontinued operations	3,000	51,344
Licensing revenue
Disaggregation of Revenue [Line Items]
Revenue	130,584	0	232,909	198,000
Income from ongoing operations	130,584	0	232,909	198,000
Product sales
Disaggregation of Revenue [Line Items]
Revenue	164,990	10,015	150,993	24,282
Revenue from intermediate product for use by five customers			121,906
Income from ongoing operations	164,990	10,015	$ 150,993	$ 24,282
Intellectual Property Licensing fees
Disaggregation of Revenue [Line Items]
Revenue	3,138	33,750
Income from ongoing operations	3,138	33,750
Usage Fees
Disaggregation of Revenue [Line Items]
Revenue	127,446
Income from ongoing operations	127,446
Net cash from discontinued operations	$ 3,000	$ 18,000